Significant Accounting Policies (Details)				6 Months Ended
	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2021	Oct. 31, 2023
Significant Accounting Policies [Line Items]
Lease term				12 months
Contract with customer allowed credit period				15 days
Minimum [Member]
Significant Accounting Policies [Line Items]
Term of contract	1 year	1 year	1 year
Minimum [Member] | Digital Solutions Services Non Financial Services [Member]
Significant Accounting Policies [Line Items]
Contract with customer allowed credit period				0 days
Maximum [Member]
Significant Accounting Policies [Line Items]
Term of contract	3 years	3 years	3 years
Maximum [Member] | Digital Solutions Services Non Financial Services [Member]
Significant Accounting Policies [Line Items]
Contract with customer allowed credit period				90 days